Fair Value Measurements - Schedule of Inputs into the Monte Carlo Simulation (Q3) (Details) - USD ($)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Input
Risk-free interest rate	1.37%	5.50%	4.74%
Expected term (years)	6 years 3 months	9 months	10 months 24 days
Expected volatility	10.80%	3.30%	7.70%
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Fair value of Common stock (in Dollars)	$ 9.07	$ 10.79	$ 10.13